iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.4%
L3Harris Technologies, Inc. ................. 2,657 $ 740,479
Northrop Grumman Corp. .................. 1,438 822,896
RTX Corp. ............................ 10,646 1,862,092
3,425,467
Air Freight & Logistics  — 0.8%
CH Robinson Worldwide, Inc. ............... 3,649 579,717
Expeditors International of Washington, Inc. ...... 8,132 1,194,591
FedEx Corp. ........................... 1,080 297,734
2,072,042
a
Automobiles  — 0.2%
General Motors Co. ...................... 3,986 293,051
Rivian Automotive, Inc., Class A
(a)(b)
............ 13,869 233,831
526,882
a
Banks  — 6.3%
Bank of America Corp. .................... 54,185 2,907,025
Citigroup, Inc. .......................... 13,591 1,408,027
Huntington Bancshares, Inc. ................ 22,283 363,213
JPMorgan Chase & Co. ................... 22,386 7,008,609
PNC Financial Services Group, Inc. (The) ....... 6,951 1,325,695
U.S. Bancorp .......................... 21,318 1,045,648
Wells Fargo & Co. ....................... 17,179 1,474,817
15,533,034
a
Beverages  — 2.0%
Coca-Cola Co. (The) ..................... 43,018 3,145,476
Constellation Brands, Inc., Class A ............ 1,864 254,212
Keurig Dr Pepper, Inc. .................... 15,354 428,377
PepsiCo, Inc. .......................... 7,079 1,052,931
4,880,996
a
Biotechnology  — 3.1%
AbbVie, Inc. ........................... 16,379 3,729,498
Amgen, Inc. ........................... 4,395 1,518,297
Biogen, Inc.
(a)
.......................... 1,991 362,541
Gilead Sciences, Inc. ..................... 10,632 1,337,931
Regeneron Pharmaceuticals, Inc. ............. 866 675,645
7,623,912
a
Broadline Retail  — 0.1%
eBay, Inc. ............................. 3,113 257,725
a
Building Products  — 0.9%
Allegion PLC ........................... 1,983 329,237
Carrier Global Corp. ...................... 9,179 503,744
Johnson Controls International PLC ........... 8,656 1,006,779
Lennox International, Inc. .................. 510 254,424
2,094,184
a
Capital Markets  — 5.8%
Bank of New York Mellon Corp. (The) .......... 15,539 1,741,922
BlackRock, Inc.
(c)
........................ 707 740,441
Cboe Global Markets, Inc. .................. 2,881 743,788
CME Group, Inc., Class A .................. 951 267,668
Coinbase Global, Inc., Class A
(a)
.............. 799 217,983
Goldman Sachs Group, Inc. (The) ............ 3,137 2,591,288
Intercontinental Exchange, Inc. .............. 7,552 1,187,930
Moody's Corp. .......................... 676 331,767
Morgan Stanley ......................... 14,500 2,460,070
Nasdaq, Inc. ........................... 10,827 984,391
Raymond James Financial, Inc. .............. 4,662 729,789
S&P Global, Inc. ........................ 3,403 1,697,519
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ....................... 4,422 $ 526,306
14,220,862
a
Chemicals  — 1.2%
Ecolab, Inc. ........................... 4,643 1,277,568
Linde PLC ............................ 2,340 960,149
PPG Industries, Inc. ...................... 6,425 642,757
2,880,474
a
Commercial Services & Supplies  — 0.4%
Veralto Corp. ........................... 8,642 874,743
a
Communications Equipment  — 1.4%
Cisco Systems, Inc. ...................... 40,703 3,131,689
F5, Inc.
(a)
............................. 1,636 391,266
3,522,955
a
Construction Materials  — 0.9%
CRH PLC ............................. 15,164 1,819,073
Martin Marietta Materials, Inc. ............... 602 375,191
2,194,264
a
Consumer Finance  — 1.6%
American Express Co. .................... 6,159 2,249,698
Capital One Financial Corp. ................. 6,375 1,396,571
Synchrony Financial ...................... 4,517 349,435
3,995,704
a
Consumer Staples Distribution & Retail  — 0.9%
Costco Wholesale Corp. ................... 331 302,398
Dollar General Corp. ..................... 3,103 339,747
Dollar Tree, Inc.
(a)
........................ 3,179 352,265
Kroger Co. (The) ........................ 4,225 284,258
Sysco Corp. ........................... 3,320 252,984
Target Corp. ........................... 6,267 567,916
2,099,568
a
Containers & Packaging  — 0.4%
Avery Dennison Corp. ..................... 1,396 240,628
Ball Corp. ............................. 9,275 459,391
International Paper Co. .................... 7,289 287,770
987,789
a
Distributors  — 0.1%
Genuine Parts Co. ....................... 1,912 249,325
a
Diversified Telecommunication Services  — 1.2%
AT&T, Inc. ............................. 45,459 1,182,843
Verizon Communications, Inc. ............... 43,275 1,779,035
2,961,878
a
Electric Utilities  — 1.8%
Edison International ...................... 4,224 248,751
Eversource Energy ...................... 12,292 825,777
Exelon Corp. ........................... 27,583 1,299,711
NextEra Energy, Inc. ..................... 23,879 2,060,519
4,434,758
a
Electrical Equipment  — 0.6%
Eaton Corp. PLC ........................ 1,966 680,020
Hubbell, Inc. ........................... 538 232,109
Rockwell Automation, Inc. .................. 1,241 491,262
1,403,391
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  — 0.4%
Keysight Technologies, Inc.
(a)
................ 3,337 $ 660,559
Trimble, Inc.
(a)
.......................... 2,956 240,678
901,237
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A ................. 19,207 964,192
SLB Ltd. .............................. 6,738 244,185
1,208,377
a
Entertainment  — 0.9%
Electronic Arts, Inc. ...................... 3,007 607,504
Walt Disney Co. (The) .................... 12,252 1,279,967
Warner Bros Discovery, Inc., Series A
(a)
......... 15,506 372,144
2,259,615
a
Financial Services  — 2.0%
Berkshire Hathaway, Inc., Class B
(a)
........... 8,321 4,275,413
Fidelity National Information Services, Inc. ....... 4,412 290,177
PayPal Holdings, Inc. ..................... 5,783 362,537
4,928,127
a
Food Products  — 2.2%
Archer-Daniels-Midland Co. ................. 9,791 594,705
Bunge Global SA ........................ 6,602 634,254
General Mills, Inc. ....................... 29,323 1,388,444
Hormel Foods Corp. ...................... 10,912 253,268
Kellanova ............................. 14,693 1,228,923
Kraft Heinz Co. (The) ..................... 25,535 651,398
McCormick & Co., Inc., NVS ................ 4,988 336,590
Mondelez International, Inc., Class A ........... 4,262 245,363
5,332,945
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ...................... 2,881 508,122
a
Ground Transportation  — 1.0%
CSX Corp. ............................ 15,750 556,920
JB Hunt Transport Services, Inc. ............. 1,801 313,302
Union Pacific Corp. ...................... 6,970 1,615,855
2,486,077
a
Health Care Equipment & Supplies  — 1.9%
Abbott Laboratories ...................... 8,832 1,138,445
Cooper Companies, Inc. (The)
(a)
.............. 5,507 429,161
Edwards Lifesciences Corp.
(a)
............... 8,515 737,995
Hologic, Inc.
(a)
.......................... 3,461 259,471
ResMed, Inc. .......................... 961 245,853
STERIS PLC ........................... 4,655 1,239,533
Stryker Corp. .......................... 1,040 386,027
Zimmer Biomet Holdings, Inc. ............... 2,702 263,499
4,699,984
a
Health Care Providers & Services  — 3.7%
Cardinal Health, Inc. ...................... 6,729 1,428,297
Cencora, Inc. .......................... 2,938 1,083,916
Centene Corp.
(a)
........................ 7,401 291,155
Cigna Group (The) ....................... 3,003 832,672
CVS Health Corp. ....................... 6,698 538,251
Elevance Health, Inc. ..................... 3,585 1,212,662
HCA Healthcare, Inc. ..................... 830 421,881
Humana, Inc. .......................... 1,344 330,315
Labcorp Holdings, Inc. .................... 1,510 405,858
Quest Diagnostics, Inc. .................... 2,342 443,060
UnitedHealth Group, Inc. ................... 6,510 2,146,803
9,134,870
a
Security Shares Value
a
Hotels, Restaurants & Leisure  — 1.0%
McDonald's Corp. ....................... 5,429 $ 1,692,871
Starbucks Corp. ......................... 7,348 640,084
2,332,955
a
Household Durables  — 0.2%
DR Horton, Inc. ......................... 1,836 291,942
PulteGroup, Inc. ........................ 2,013 256,034
547,976
a
Household Products  — 2.7%
Church & Dwight Co., Inc. .................. 6,569 559,416
Clorox Co. (The) ........................ 5,544 598,419
Colgate-Palmolive Co. .................... 8,755 703,815
Kimberly-Clark Corp. ..................... 9,594 1,046,897
Procter & Gamble Co. (The) ................ 25,100 3,718,816
6,627,363
a
Industrial Conglomerates  — 1.3%
3M Co. ............................... 9,648 1,659,938
Honeywell International, Inc. ................ 8,473 1,628,426
3,288,364
a
Industrial REITs  — 0.5%
Prologis, Inc. ........................... 8,705 1,118,854
a
Insurance  — 4.3%
Aflac, Inc. ............................. 5,572 614,647
Allstate Corp. (The) ...................... 2,688 572,490
Arch Capital Group Ltd.
(a)
.................. 4,113 386,293
Hartford Insurance Group, Inc. (The) ........... 13,965 1,913,624
Marsh & McLennan Companies, Inc. ........... 4,373 802,227
MetLife, Inc. ........................... 13,524 1,035,398
Progressive Corp. (The) ................... 8,888 2,033,486
Prudential Financial, Inc. ................... 15,325 1,658,931
Travelers Companies, Inc. (The) .............. 4,270 1,250,512
Willis Towers Watson PLC .................. 1,125 361,125
10,628,733
a
Interactive Media & Services  — 10.4%
Alphabet, Inc., Class A .................... 46,003 14,729,240
Meta Platforms, Inc., Class A ................ 16,647 10,786,424
25,515,664
a
IT Services  — 2.3%
Accenture PLC, Class A ................... 6,468 1,617,000
Gartner, Inc.
(a)
.......................... 1,060 246,705
International Business Machines Corp. ......... 9,540 2,943,853
Okta, Inc., Class A
(a)
...................... 2,869 230,467
Twilio, Inc., Class A
(a)
..................... 2,838 368,060
VeriSign, Inc. .......................... 989 249,218
5,655,303
a
Life Sciences Tools & Services  — 1.9%
Agilent Technologies, Inc. .................. 3,462 531,417
Danaher Corp. ......................... 6,075 1,377,688
IQVIA Holdings, Inc.
(a)
..................... 3,787 871,048
Mettler-Toledo International, Inc.
(a)
............ 349 515,375
Thermo Fisher Scientific, Inc. ................ 961 567,788
Waters Corp.
(a)
......................... 1,106 446,183
West Pharmaceutical Services, Inc. ........... 1,312 363,752
4,673,251
a
Machinery  — 3.6%
Caterpillar, Inc. ......................... 3,132 1,803,280
CNH Industrial N.V. ...................... 43,586 411,016
Cummins, Inc. .......................... 3,751 1,867,923
Deere & Co. ........................... 2,654 1,232,757

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Fortive Corp. ........................... 8,123 $ 434,418
Ingersoll Rand, Inc.
(b)
..................... 3,154 253,392
Parker-Hannifin Corp. ..................... 930 801,381
Pentair PLC ........................... 10,106 1,063,555
Xylem, Inc. ............................ 6,652 935,737
8,803,459
a
Media  — 0.2%
Comcast Corp., Class A ................... 22,479 599,964
a
Metals & Mining  — 0.7%
Newmont Corp. ......................... 10,277 932,432
Nucor Corp. ........................... 2,499 398,566
Steel Dynamics, Inc. ...................... 2,194 368,219
1,699,217
a
Multi-Utilities  — 1.6%
CMS Energy Corp. ....................... 8,952 675,339
Consolidated Edison, Inc. .................. 2,426 243,473
NiSource, Inc. .......................... 36,112 1,593,623
Public Service Enterprise Group, Inc. .......... 11,977 1,000,319
Sempra .............................. 3,484 330,004
3,842,758
a
Oil, Gas & Consumable Fuels  — 5.0%
Chevron Corp. .......................... 5,513 833,180
ConocoPhillips ......................... 14,475 1,283,788
Diamondback Energy, Inc. .................. 5,262 802,928
EOG Resources, Inc. ..................... 5,526 595,979
EQT Corp. ............................ 10,375 631,422
Exxon Mobil Corp. ....................... 27,471 3,184,438
Kinder Morgan, Inc. ...................... 52,287 1,428,481
Occidental Petroleum Corp. ................. 5,795 243,390
ONEOK, Inc. ........................... 14,551 1,059,604
Phillips 66 ............................. 3,754 514,148
Valero Energy Corp. ...................... 2,883 509,599
Williams Companies, Inc. (The) .............. 19,703 1,200,504
12,287,461
a
Passenger Airlines  — 0.2%
Delta Air Lines, Inc. ...................... 5,734 367,549
a
Personal Care Products  — 0.2%
Kenvue, Inc. ........................... 21,125 366,519
a
Pharmaceuticals  — 3.4%
Bristol-Myers Squibb Co. ................... 17,282 850,274
Johnson & Johnson ...................... 16,193 3,350,656
Merck & Co., Inc. ........................ 19,880 2,084,020
Pfizer, Inc. ............................ 27,317 703,140
Royalty Pharma PLC, Class A ............... 8,639 345,733
Zoetis, Inc., Class A ...................... 8,733 1,119,396
8,453,219
a
Professional Services  — 1 .5%
Automatic Data Processing, Inc. .............. 5,687 1,451,891
Broadridge Financial Solutions, Inc. ........... 4,119 939,503
Jacobs Solutions, Inc. ..................... 5,839 787,156
Paychex, Inc. .......................... 3,266 364,779
TransUnion ............................ 2,948 250,727
3,794,056
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................ 4,612 746,360
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 4.5%
Analog Devices, Inc. ...................... 5,585 $ 1,481,924
Applied Materials, Inc. .................... 9,102 2,295,979
First Solar, Inc.
(a)
........................ 909 248,084
Intel Corp.
(a)
........................... 39,472 1,600,984
Micron Technology, Inc. .................... 8,717 2,061,396
NXP Semiconductors N.V. .................. 4,417 861,050
QUALCOMM, Inc. ....................... 7,175 1,206,046
Texas Instruments, Inc. .................... 8,039 1,352,723
11,108,186
a
Software  — 2.7%
Adobe, Inc.
(a)
........................... 4,475 1,432,582
Docusign, Inc.
(a)
......................... 3,504 243,002
Intuit, Inc. ............................. 2,993 1,897,802
Salesforce, Inc. ......................... 10,774 2,483,838
Strategy, Inc., Class A
(a)
................... 1,541 273,034
Tyler Technologies, Inc.
(a)
.................. 521 244,672
6,574,930
a
Specialized REITs  — 2.4%
American Tower Corp. .................... 7,920 1,435,658
Crown Castle, Inc. ....................... 11,839 1,080,664
Digital Realty Trust, Inc. ................... 7,721 1,236,287
Equinix, Inc. ........................... 1,637 1,233,169
Iron Mountain, Inc. ....................... 4,072 351,617
SBA Communications Corp., Class A ........... 1,634 317,437
Weyerhaeuser Co. ....................... 11,516 255,770
5,910,602
a
Specialty Retail  — 2.8%
Best Buy Co., Inc. ....................... 5,570 441,589
Home Depot, Inc. (The) ................... 10,364 3,699,119
Lowe's Companies, Inc. ................... 6,392 1,549,932
Tractor Supply Co. ....................... 14,291 782,861
Williams-Sonoma, Inc. .................... 2,472 444,985
6,918,486
a
Technology Hardware, Storage & Peripherals  — 1.2%
Dell Technologies, Inc., Class C .............. 1,742 232,296
Hewlett Packard Enterprise Co. .............. 25,199 551,102
HP, Inc. .............................. 9,638 235,360
NetApp, Inc. ........................... 5,599 624,625
Seagate Technology Holdings PLC ............ 1,760 486,974
Western Digital Corp. ..................... 4,800 783,984
2,914,341
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
................... 2,880 253,526
NIKE, Inc., Class B ...................... 3,785 244,625
Tapestry, Inc. ........................... 2,495 272,654
770,805
a
Trading Companies & Distributors  — 0.5%
Ferguson Enterprises, Inc. .................. 2,367 595,703
United Rentals, Inc. ...................... 614 500,520
1,096,223
a
Water Utilities  — 0.1%
Essential Utilities, Inc. ..................... 9,026 357,339
a
Wireless Telecommunication Services  — 0.1%
T-Mobile U.S., Inc. ....................... 1,143 238,898
a
Total Long-Term Investments — 99.8%
(Cost: $236,541,274) ............................... 244,938,142

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(c)(d)(e)
..................... 163,053 $ 163,135
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(c)(d)
........................... 192,814 192,814
a
Total Short-Term Securities — 0.2%
(Cost: $355,949) .................................. 355,949
Security Value
Total Investments — 100.0%
(Cost: $236,897,223) ............................... 245,294,091
Other Assets Less Liabilities — 0.0% .................... 105,506
Net Assets — 100.0% ................................ $ 245,399,597
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 198,331  $ —  $ (35,215)
(a)
$ 21  $ (2) $ 163,135  163,053  $ 131
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 9,224  183,590
(a)
—  —  —  192,814  192,814  1,156  —
BlackRock, Inc. ... 61,993  764,921  (59,934) (3,883) (22,656) 740,441  707  287  —
$ (3,862) $ (22,658)
$ 1,096,390
$ 1,574  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 35 12/19/25 $ 438 $ 11,293

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 244,938,142 $ — $ — $ 244,938,142
Short-Term Securities
Money Market Funds ...................................... 355,949 — — 355,949
$ 245,294,091 $ — $ — $ 245,294,091
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 11,293 $ — $ — $ 11,293
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)